INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 20,339,104	$ 16,174,108
Deferred tax assets to be recovered after 12 months	14,039,636	20,380,450
Deferred tax liabilities [Abstract]
Deferred tax liabilities taxable after more than 12 months	(194,491,864)	(205,615,679)
Deferred tax liabilities taxable after 12 months	(18,582,982)	(15,132,580)
Deferred tax liabilities, net	$ (178,696,106)	$ (184,193,701)